Notes to the interim condensed consolidated statement of financial position - Other current and non-current liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Employeerelated payables	€ 1,739	€ 1,869
Accrued payroll and other employeerelated taxes	1,801	1,540
VAT payables	2,140	3,569
Other accrued taxes and employeerelated expenses	142	164
Other miscellaneous payables	12	23
Other current liabilities	€ 5,834	€ 7,165